Income Tax Matters (Schedule of Deferred Tax Assets and Liabilities) (Details) - USD ($)	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Deferred tax assets:
Loss carryforwards	$ 623,258	$ 436,777	$ 1,429,458
Capitalized costs	186,253	221,918	269,472
Stock option granted	4,566	4,566
Unrealized losses on investments	475,720		390,349
Policy acquisition costs	750,034	1,468,030
Charitable contribution carryforward	1,020	1,020
Property and equipment	29,896	15,508
Benefit reserves	3,263,165	848,643	192,858
Total deferred tax assets	5,333,912	2,996,462	2,282,137
Less valuation allowance	(4,631,718)	(2,618,741)	(1,928,454)
Total deferred tax assets, net of valuation allowance	702,194	377,721	353,683
Deferred tax liabilities:
Unrealized losses on investments	314,738	116,088
Due premiums	81,789	81,789	117,144
Intangible assets	147,000	147,000	147,000
Policy loans	158,667	32,844	86,246
Property and equipment			3,294
Total deferred tax liabilities	702,194	377,721	353,683
Net deferred tax assets	$ 0	$ 0	$ 0